Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load® Survivorship Variable Universal Life

Prospectus Dated May 1, 2008

Supplement Dated May 1, 2019

1.       Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc. *	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. (“AIP”)**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio*** – AIP**	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio***, Class I – AIP**	Index: S&P MidCap 400 Index.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC (“Milliman”)	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc. *	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
DWS Investments VIT Funds	DWS Investment Management Americas, Inc.
DWS Equity 500 Index VIP,*** Class A – Northern Trust Investments, Inc. ("NTI")	To replicate, as closely as possible, the S&P 500® Index.***
DWS Small Cap Index VIP, Class A – NTI	To replicate, as closely as possible, the Russell 2000® Index.
DWS Variable Series I	DWS Investment Management Americas, Inc.
DWS Capital Growth VIP, Class A	Long-term growth of capital.
DWS Variable Series II	DWS Investment Management Americas, Inc.
DWS International Growth VIP, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products ****	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Service Class (2,5)	Seeks long-term capital appreciation.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,6)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP High Income Portfolio, Service Class (2,5)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,5)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Service Class (2,5)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (2,3,5)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,4,5)	Seeks a high level of current income. The fund may also seek capital appreciation.

Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FMR Investment Management (UK) Limited; (4) FIL Investment Advisors (UK) Limited; and

(5) other investment advisers serve as sub-advisers for the fund.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. Diversified Dividend Fund, Series I	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Health Care Fund, Series I	Long-term growth of capital.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Technology Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio, Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse S&P 500® Strategy Fund***	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.***
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.

PF 791 5-19

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
Vanguard® Variable Insurance Fund *****

(1)   The Vanguard Group, Inc.

(2)   Wellington Management Company, LLP

(3) Barrow, Hanley, Mewhinney & Strauss, LLC

(4) Jackson Square Partners, LLC

(5) Schroder Investment Management

North America Inc.

(6) Baillie Gifford Overseas Ltd.

Vanguard® Conservative Allocation Portfolio (1)	Seeks to provide current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Seeks to provide long-term capital appreciation and income.
Vanguard® Equity Income Portfolio (1,2)	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Equity Index Portfolio (1)	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard® Growth Portfolio (2,4)	Seeks to provide long-term capital appreciation.
Vanguard® High Yield Bond Portfolio (2)	Seeks to provide a high level of current income.
Vanguard® International Portfolio (5,6)	Seeks to provide long-term capital appreciation.
Vanguard® Mid-Cap Index Portfolio (1)	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (1)	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Seeks to provide current income while maintaining limited price volatility.
Vanguard® Total Bond Market Index Portfolio (1)	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® Total Stock Market Index Portfolio (1)	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Wells Fargo Funds (SM) - Variable Trust	Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (SM), Class 2 – Wells Capital Management Inc. ("WellsCap")	Long-term capital appreciation.
Wells Fargo VT Opportunity Fund (SM), Class 2 - WellsCap	Long-term capital appreciation.

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
****	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
*****	Vanguard is a trademark of The Vanguard Group, Inc.

PF 791 5-19

2.       The following language is added to your prospectus:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Ameritas Life Insurance Corp. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by:

1.	Calling our Customer Service Center at 800-255-9678, or

2.	Visiting ameritasdirect.com and following these instructions:
•	Click on Account Access.
•	If you are already registered for Account Access:
o	Login to your account and select your policy number on the Summary of Accounts page.
o	Select the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	If you are NOT already registered:
o	Select Register Now and follow the simple registration prompts. You’ll need your policy number and Social Security Number or tax identification number and date of birth.
o	Select the Electronic Consent tab and click Accept to indicate your preference for electronic information.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our Customer Service Center at 800-255-9678. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

3.       Effective May 1, 2019, the following static models are no longer available in the Asset Allocation Program unless you already have Policy value allocated to them as of that day (the "Closed Models"):

  Aggressive Model
  Capital Growth Model
  Balanced Model

The following static models will continue to be available under the Asset Allocation Program even if you do not already have Policy value allocated to them:

  Moderate Model
  Conservative Model

Policy owners with Policy Values allocated to the Closed Models as of May 1, 2019 may continue to allocate additional funds to those models. Policy owners who transfer or withdraw all Policy value from the closed models on or after May 1, 2019 will no longer be able to invest in the Closed Models.

You should select the investment option that is best for you. We are not providing investment advice or managing the allocations of your Policy.

4.       Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2018.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 791 5-19